Fixed Assets	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Fixed Assets
11. FIXED ASSETS
Fixed assets consist of:

	2025	2024

Cost
Land	$186	$177
Buildings	3,438	3,119
Machinery and equipment	21,087	19,356
	24,711	22,652

Accumulated depreciation
Buildings	(1,693)	(1,470)
Machinery and equipment	(13,511)	(11,598)
	$9,507	$9,584
Included in the cost of fixed assets are construction in progress expenditures of $1.8 billion
[2024 - $2.8 billion]
that have not been depreciated.